Customer accounts and amounts due to banks (Details) - RUB (₽) ₽ in Millions	Sep. 30, 2019	Dec. 31, 2018
Customer accounts and amounts due to banks
Individuals' current/demand accounts	₽ 10,552	₽ 10,844
Legal entities' current/demand accounts	3,772	3,767
Term deposits	2,899	2,103
Due to banks	1,271	1,391
Total customer accounts and amounts due to banks	18,494	18,105
Including long-term deposits	₽ 363	₽ 237